Angel Oak Mortgage Trust I, LLC ABS-15G

Exhibit 99.3

Exception Grades

Run Date - XXX

SitusAMC Loan ID	Customer Loan ID	Seller Loan ID	Investor Loan Number	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	15E Category	Exception	Exception Detail	Exception Information	Compensating Factors	Compensating Factor Information	Applying Party	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	DBRS Initial Exception Rating	DBRS Final Exception Rating	Fitch Initial Exception Rating	Fitch Final Exception Rating	Kroll Initial Exception Rating	Kroll Final Exception Rating	Moody's Initial Exception Rating	Moody's Final Exception Rating	S&P Initial Exception Rating	S&P Final Exception Rating	Note Date	Property State	Occupancy	Purpose	Exception Remediation	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Final Loan Grade	Compliance Initial Loan Grade	Compliance Final Loan Grade	Property Initial Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
XXX	XXX	2025080462		XXX	XXX	XXX	Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Provide complete XXX month housing history for borrower's current primary. The 1003 states he has been renting for XXX months for $XXX, the credit report reflects XXX for XXX months for $XXX.				Reviewer Comment (XXX): Documentation provided; exception cleared. Reviewer Comment (XXX): Guidelines require a lease and XXX months cancelled XXX for XXX. Buyer Comment (XXX): XXX	XXX			1	C	A	C	A	C	A	C	A	C	A	XXX	XXX	XXX	XXX		C	A	C	A			A	A		N/A	No